Intangible Assets - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Carrying value of intangible assets	$ 26,982,098	$ 32,160,919	$ 38,811,137	$ 44,100,542
Stendra Product
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years	10 years
Carrying value of intangible assets	$ 20,400,000	$ 24,600,000	30,000,000.0
Timm Medical product
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	12 years	12 years
Carrying value of intangible assets	$ 5,100,000	$ 5,900,000	6,900,000
PTV product
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	12 years	12 years
Carrying value of intangible assets	$ 1,400,000	$ 1,600,000	$ 1,900,000